Intangible assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 16,183	$ 15,570
Ending balance	16,609	16,183
COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	23,181	22,111
Additions	1,933	1,744
Business acquisitions/(business disposition)	75
Business acquisitions		175
Transfers	870	1,087
Retirements and disposals	662	606
Impairment losses recognized in earnings	(96)	(147)
Amortization included in operating costs	(1,165)	(1,183)
Reclassified to assets held for sale	(26)
Ending balance	24,110	23,181
ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6,998)	(6,541)
Transfers	(25)
Retirements and disposals	(645)	(606)
Amortization included in operating costs	1,173	1,063
Ending balance	(7,501)	(6,998)
TOTAL
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	9,826	9,775
Ending balance	9,815	9,826
TOTAL | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	9,826	9,775
Additions	53	44
Business acquisitions/(business disposition)	24
Business acquisitions		101
Transfers	0	0
Retirements and disposals	11	0
Impairment losses recognized in earnings	(51)	(94)
Amortization included in operating costs	0	0
Reclassified to assets held for sale	(26)
Ending balance	9,815	9,826
TOTAL | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers	0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Ending balance	0	0
BRANDS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,435	2,409
Ending balance	2,432	2,435
BRANDS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,435	2,409
Additions	0	0
Business acquisitions/(business disposition)	31
Business acquisitions		26
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	(34)	0
Amortization included in operating costs	0	0
Reclassified to assets held for sale	0
Ending balance	2,432	2,435
BRANDS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers	0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Ending balance	0	0
SPECTRUM AND OTHER LICENCES
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,905	5,786
Ending balance	5,949	5,905
SPECTRUM AND OTHER LICENCES | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,905	5,786
Additions	53	44
Business acquisitions/(business disposition)	(7)
Business acquisitions		75
Transfers	0	0
Retirements and disposals	2	0
Impairment losses recognized in earnings	0	0
Amortization included in operating costs	0	0
Reclassified to assets held for sale	0
Ending balance	5,949	5,905
SPECTRUM AND OTHER LICENCES | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers	0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Ending balance	0	0
BROADCAST LICENCES
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,486	1,580
Ending balance	1,434	1,486
BROADCAST LICENCES | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,486	1,580
Additions	0	0
Business acquisitions/(business disposition)	0
Business acquisitions		0
Transfers	0	0
Retirements and disposals	9	0
Impairment losses recognized in earnings	(17)	(94)
Amortization included in operating costs	0	0
Reclassified to assets held for sale	(26)
Ending balance	1,434	1,486
BROADCAST LICENCES | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers	0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Ending balance	0	0
TOTAL
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,357	5,795
Ending balance	6,794	6,357
TOTAL | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	13,355	12,336
Additions	1,880	1,700
Business acquisitions/(business disposition)	51
Business acquisitions		74
Transfers	870	1,087
Retirements and disposals	651	606
Impairment losses recognized in earnings	(45)	(53)
Amortization included in operating costs	(1,165)	(1,183)
Reclassified to assets held for sale	0
Ending balance	14,295	13,355
TOTAL | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6,998)	(6,541)
Transfers	(25)
Retirements and disposals	(645)	(606)
Amortization included in operating costs	1,173	1,063
Ending balance	(7,501)	(6,998)
SOFTWARE
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,809	4,158
Ending balance	5,152	4,809
SOFTWARE | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	10,543	9,565
Additions	471	484
Business acquisitions/(business disposition)	10
Business acquisitions		6
Transfers	897	1,087
Retirements and disposals	576	599
Impairment losses recognized in earnings	0	0
Amortization included in operating costs	0	0
Reclassified to assets held for sale	0
Ending balance	11,345	10,543
SOFTWARE | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(5,734)	(5,407)
Transfers	0
Retirements and disposals	(574)	(599)
Amortization included in operating costs	1,033	926
Ending balance	(6,193)	(5,734)
CUSTOMER RELATION- SHIPS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	742	767
Ending balance	689	742
CUSTOMER RELATION- SHIPS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,802	1,736
Additions	0	1
Business acquisitions/(business disposition)	45
Business acquisitions		65
Transfers	0	0
Retirements and disposals	69	0
Impairment losses recognized in earnings	0	0
Amortization included in operating costs	0	0
Reclassified to assets held for sale	0
Ending balance	1,778	1,802
CUSTOMER RELATION- SHIPS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,060)	(969)
Transfers	0
Retirements and disposals	(69)	0
Amortization included in operating costs	98	91
Ending balance	(1,089)	(1,060)
PROGRAM AND FEATURE FILM RIGHTS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	603	631
Ending balance	651	603
PROGRAM AND FEATURE FILM RIGHTS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	603	631
Additions	1,260	1,208
Business acquisitions/(business disposition)	0
Business acquisitions		0
Transfers	0	0
Retirements and disposals	2	0
Impairment losses recognized in earnings	(45)	(53)
Amortization included in operating costs	(1,165)	(1,183)
Reclassified to assets held for sale	0
Ending balance	651	603
PROGRAM AND FEATURE FILM RIGHTS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers	0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Ending balance	0	0
OTHER
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	203	239
Ending balance	302	203
OTHER | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	407	404
Additions	149	7
Business acquisitions/(business disposition)	(4)
Business acquisitions		3
Transfers	(27)	0
Retirements and disposals	4	7
Impairment losses recognized in earnings	0	0
Amortization included in operating costs	0	0
Reclassified to assets held for sale	0
Ending balance	521	407
OTHER | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(204)	(165)
Transfers	(25)
Retirements and disposals	(2)	(7)
Amortization included in operating costs	42	46
Ending balance	$ (219)	$ (204)